Janus Investment Fund

Perkins Small Cap Value Fund

Class A Shares	Class N Shares
Class C Shares	Class R Shares
Class S Shares	Class T Shares
Class I Shares

Supplement dated December 1, 2014
to Currently Effective Prospectus

Effective January 1, 2015, Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, Class R Shares, and Class T Shares of Perkins Small Cap Value Fund (the “Fund”) will reopen to new investors.

All references to the Fund being closed to new investors are deleted from the Prospectus.

Please retain this Supplement with your records.

Janus Investment Fund

Perkins Small Cap Value Fund
Class D Shares

Supplement dated December 1, 2014
to Currently Effective Prospectus

Effective January 1, 2015, Perkins Small Cap Value Fund (the “Fund”) will reopen to new investors. Class D Shares of the Fund remain closed to new investors who do not already have a direct account with the Janus funds, subject to certain exceptions. The following eligibility requirements for investing in Class D Shares have not changed.

Eligibility Requirements
Class D Shares are available only to investors who hold accounts directly with the Janus funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus funds. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares.

In addition, directors, officers, and employees of Janus Capital Group Inc. and its affiliates, as well as Trustees and officers of the Janus funds, may purchase Class D Shares. Under certain circumstances, where there has been a change in the form of ownership due to, for example, mandatory retirement distributions, legal proceedings, estate settlements, or the gifting of Class D Shares, the recipient of Class D Shares may continue to purchase Class D Shares.

All references to the Fund being closed to new investors are deleted from the Prospectus.

Please retain this Supplement with your records.

Janus Investment Fund

Perkins Small Cap Value Fund
Class L Shares

Supplement dated December 1, 2014
to Currently Effective Prospectus
and Statement of Additional Information

Effective January 1, 2015, Perkins Small Cap Value Fund (the “Fund”) will reopen to new investors. Class L Shares remain closed to new investors. Please see the Fund’s Prospectus and Statement of Additional Information for information related to Class L Shares.

All references to the Fund being closed to new investors are deleted from the Prospectus and Statement of Additional Information.

Please retain this Supplement with your records.

Janus Investment Fund

Perkins Small Cap Value Fund

Class A Shares	Class N Shares
Class C Shares	Class R Shares
Class D Shares	Class S Shares
Class I Shares	Class T Shares

Supplement dated December 1, 2014
to Currently Effective Statement of Additional Information

Effective January 1, 2015, Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, and Class T Shares of Perkins Small Cap Value Fund (the “Fund”) will reopen to new investors. Class D Shares of the Fund remain closed to certain new investors and the eligibility requirements for Class D Shares have not changed.

All references to the Fund being closed to new investors are deleted from the Statement of Additional Information.

Please retain this Supplement with your records.